Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2014
Description of stock option plan
Total unrecognized compensation expenses related to unvested awards	¥ 3,787.3
Weighted average remaining vesting period	4 years 6 months
Minimum
Description of stock option plan
Vesting Period	2 years
Expiration period	6 years
Maximum
Description of stock option plan
Vesting Period	6 years
Expiration period	7 years
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of stock option plan
Aggregate number of shares issuable under the plan		19,880,315
Class Z Ordinary Shares | 2018 Plan | Maximum
Description of stock option plan
Aggregate number of shares issuable under the plan	23,367,875